DERIVATIVE LIABILITY (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability			$ 357,465
Additional derivative			189,186
Other income		$ 1,172,781	$ 1,179,556